Securities 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 175,850	$ 167,225
Gross unrealized gains	4,277	5,427
Gross unrealized losses	(112)	(135)
Held-to-maturity Securities, Fair Value	163,121	160,401
Government Sponsored enterprise obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	5	1,007
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	5	1,008
State and municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	175,065	165,348
Gross unrealized gains	3,858	5,113
Gross unrealized losses	(112)	(135)
Held-to-maturity Securities, Fair Value	178,811	170,326
Corporate obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	780	870
Gross unrealized gains	419	313
Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	$ 1,199	$ 1,183